Shareholders' Deficit	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Deficit
12.	Shareholders’ Deficit
Common Stock
The Company has retroactively adjusted the shares issued and outstanding prior to April 6, 2021 to give effect to the conversion ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.
On August 14, 2020, Legacy BTX changed the corporate structure to a Delaware corporation. Upon the change in the corporate structure, each of the Common Units were canceled and converted into a corresponding number of shares of Common Stock with a par value of $0.0001 per share. In addition, each of the outstanding profits interest units were canceled and converted into 1,697,314 shares of Common stock. The total number of shares of common stock authorized and issued as of December 31, 2020 is 13,265,000 and 11,146,510, respectively.
On October 28, 2021 in connection with the Business Combination all existing outstanding shares of common stock were exchanged for new shares at a conversion ratio of 94.75% with a par value of $0.0001 per share. The total number of shares of common stock authorized and outstanding as of December 31, 2021 is 200,000,000 and 23,602,718, respectively.